UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly reporting period January 1, 2017, to March 31, 2017
Date of Report (Date of earliest event reported)
 March 23, 2017
INSIKT SPE DEPOSITOR LLC1
 (Exact name of securitizer as specified in its charter)
[ ] (Commission File Number of securitizer)	0001705756 (Central Index Key Number of securitizer)

Dryden Liddle, Secretary, (415) 351-9603
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
________________________________________________________
 (Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
___________________________________________
Name and telephone number, including area code,
 of the person to contact in connection with this filing

_________________________
1  Insikt SPE Depositor LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: LENDIFY SECURITIZATION TRUST

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
INSIKT SPE DEPOSITOR LLC

By: /s/ Dryden Liddle
Name: Dryden Liddle
Title: Secretary
Dated: May 12, 2017